UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	881,555	$9,159
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	470,091	4,701
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	32,241	234
SEI Institutional Managed Trust Real Return Fund, Cl Y	155,675	1,568
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	184,414	1,876

Total Fixed Income Funds (Cost $17,722) ($ Thousands)		17,538

Multi-Asset Funds — 29.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	614,471	6,255
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	144,473	1,562
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	185,406	1,571

Total Multi-Asset Funds (Cost $9,554) ($ Thousands)		9,388

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	132,783	1,562

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	69,741	$1,250

Total Equity Funds (Cost $2,682) ($ Thousands)		2,812

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.760%*	1,567,323	1,567

Total Money Market Fund (Cost $1,567) ($ Thousands)		1,567

Total Investments — 99.9% (Cost $31,525) ($ Thousands) @		$31,305

Percentages are based on Net Assets of $31,329 ($ Thousands).

* Rate shown is the 7-day effective yield as of June 30, 2017.

Cl — Class

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $31,525 ($ Thousands), and the unrealized appreciation and depreciation were $211 ($ Thousands) and $(431) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Class Y	$ 9,803	$ 185	$ (811)	$ (4)	$ (14)	$ 9,159	$ 43
SEI Institutional Managed Trust Conservative Income Class Y	5,020	85	(404)	—	—	4,701	12
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	252	6	(25)	(1)	2	234	4
SEI Institutional Managed Trust Real Return Fund, Class Y	1,673	44	(129)	2	(22)	1,568	11
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,011	39	(192)	1	17	1,876	11
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	6,690	97	(572)	11	29	6,255	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	1,672	29	(151)	9	3	1,562	13
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	1,672	45	(121)	(2)	(23)	1,571	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	1,670	32	(202)	10	52	1,562	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,337	38	(139)	10	4	1,250	6
SEI Daily Income Trust Government Fund, Class F	1,673	27	(133)	—	—	1,567	—

Totals	$ 33,473	$ 627	$ (2,879)	$ 36	$ 48	$ 31,305	$ 100

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

Equity Funds — 59.7%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	96,347	$1,683
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	188,521	3,380

Total Equity Funds (Cost $4,395) ($ Thousands)		5,063

Fixed Income Fund — 40.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	468,020	3,403

Total Fixed Income Fund (Cost $3,528) ($ Thousands)		3,403

Total Investments — 99.8% (Cost $7,923) ($ Thousands) @		$8,466

Percentages are based on Net Assets of $8,479 ($ Thousands).

Cl — Class

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $7,923 ($ Thousands), and the unrealized appreciation and depreciation were $668 ($ Thousands) and $(125) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 6/30/2017	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$ 1,672	$ 126	$ (123)	$ (14)	$ 22	$ 1,683	$ 10
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	3,327	117	(101)	2	35	3,380	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,344	131	(90)	(6)	24	3,403	49

Totals	$ 8,343	$ 374	$ (314)	$ (18)	$ 81	$ 8,466	$ 59

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,252,210	$13,010
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	390,873	3,655
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	266,282	2,737
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	913,802	9,138
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	470,560	3,421
SEI Institutional Managed Trust Real Return Fund, Cl Y	362,723	3,653
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,076,014	10,943

Total Fixed Income Funds (Cost $46,927) ($ Thousands)		46,557

Multi-Asset Funds — 30.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	280,264	2,724
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,521,852	15,493
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	505,002	5,459
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	540,712	4,580

Total Multi-Asset Funds (Cost $28,680) ($ Thousands)		28,256

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	851,399	10,012
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	355,802	6,380

Total Equity Funds (Cost $15,152) ($ Thousands)		16,392

Total Investments — 99.9% (Cost $90,759) ($ Thousands) @		$91,205

Percentages are based on Net Assets of $91,268 ($ Thousands).

Cl — Class

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $90,759 ($ Thousands), and the unrealized appreciation and depreciation were $1,809 ($ Thousands) and $(1,363) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Conservative Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2017	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$ 13,393	$ 239	$ (597)	$ (3)	$ (22)	$ 13,010	$ 60
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	3,758	62	(169)	1	3	3,655	14
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,795	46	(192)	3	85	2,737	—
SEI Institutional Managed Trust Conservative Income Fund, Class Y	9,392	149	(403)	—	—	9,138	23
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,527	79	(205)	(5)	25	3,421	52
SEI Institutional Managed Trust Real Return Fund, Class Y	3,757	97	(154)	2	(49)	3,653	25
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	11,279	318	(755)	13	88	10,943	64
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	2,812	99	(214)	(2)	29	2,724	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	15,962	309	(874)	18	78	15,493	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	5,632	101	(316)	24	18	5,459	45
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	4,695	126	(172)	(2)	(67)	4,580	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	10,304	181	(856)	245	138	10,012	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	6,571	182	(444)	162	(91)	6,380	28

Totals	$ 93,877	$ 1,988	$ (5,351)	$ 456	$ 235	$ 91,205	$ 311

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 66.8%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	550,616	$ 9,619
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,102,593	19,770

Total Equity Funds (Cost $24,448) ($ Thousands)		29,389

Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,004,270	14,571

Total Fixed Income Fund (Cost $14,340) ($ Thousands)		14,571

Total Investments — 99.9% (Cost $38,788) ($ Thousands) @		$ 43,960

Percentages are based on Net Assets of $44,014 ($ Thousands).

Cl — Class

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $38,788 ($ Thousands), and the unrealized appreciation and depreciation were $5,172 ($ Thousands) and $(0) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 6/30/2017	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$ 9,758	$ 476	$ (652)	$ (73)	$ 110	$ 9,619	$ 59
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	19,900	544	(895)	30	191	19,770	86
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	14,637	378	(525)	(28)	109	14,571	216

Totals	$ 44,295	$ 1,398	$ (2,072)	$ (71)	$ 410	$ 43,960	$ 361

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,347,455	$ 14,000
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	691,625	6,467
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	627,845	6,454
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,332,829	9,690
SEI Institutional Managed Trust Real Return Fund, Cl Y	642,082	6,466
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	3,380,484	34,379

Total Fixed Income Funds (Cost $79,554) ($ Thousands)		77,456

Multi-Asset Funds — 34.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,284,357	31,924
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,112,421	21,504
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	992,963	10,734
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,277,586	10,821

Total Multi-Asset Funds (Cost $77,790) ($ Thousands)		74,983

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,740,188	$32,225
SEI Institutional Managed Trust Large Cap Fund, Cl Y	616,724	8,628
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,197,665	21,474

Total Equity Funds (Cost $52,126) ($ Thousands)		62,327

Total Investments — 99.9% (Cost $209,470) ($ Thousands) @		$214,766

Percentages are based on Net Assets of $214,880 ($ Thousands).

Cl — Class

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $209,470 ($ Thousands), and the unrealized appreciation and depreciation were $10,702 ($ Thousands) and $(5,406) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Class Y	$ 14,324	$ 117	$ (414)	$ (2)	$ (25)	$ 14,000	$ 64
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	6,609	53	(202)	—	7	6,467	24
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	6,559	25	(340)	(34)	244	6,454	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	9,952	136	(453)	(12)	67	9,690	147
SEI Institutional Managed Trust Real Return Fund, Class Y	6,603	91	(144)	2	(86)	6,466	44
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	35,270	296	(1,503)	26	290	34,379	202
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	32,962	150	(1,511)	(24)	347	31,924	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	21,988	64	(679)	13	118	21,504	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	11,002	74	(425)	8	75	10,734	88
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	11,004	176	(193)	(13)	(153)	10,821	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	32,959	67	(2,038)	626	611	32,225	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	8,796	92	(523)	77	186	8,628	28
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	22,013	153	(931)	412	(173)	21,474	95

Totals	$ 220,041	$ 1,494	$ (9,356)	$ 1,079	$ 1,508	$ 214,766	$ 692

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 81.8%
SEI Institutional International Trust International Equity Fund, Cl Y	810,942	$ 8,637
SEI Institutional Managed Trust Real Estate Fund, Cl Y	493,458	8,621
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	749,812	17,358
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,469,334	44,275

Total Equity Funds (Cost $56,364) ($ Thousands)		78,891

Fixed Income Fund — 18.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,396,471	17,422

Total Fixed Income Fund (Cost $17,794) ($ Thousands)		17,422

Total Investments — 99.9% (Cost $74,158) ($ Thousands) @		$ 96,313

Percentages are based on Net Assets of $96,363 ($ Thousands).

Cl — Class

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $74,158 ($ Thousands), and the unrealized appreciation and depreciation were $22,527 ($ Thousands) and $(372) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 6/30/2017	Dividend Income
SEI Institutional International Trust International Equity Fund, Class Y	$ 8,409	$ 333	$ (632)	$ 34	$ 493	$ 8,637	$ —
SEI Institutional Managed Trust Real Estate Fund, Class Y	8,504	662	(577)	(61)	93	8,621	51
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	16,920	413	(468)	18	475	17,358	48
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	43,203	1,578	(990)	11	473	44,275	186
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	16,985	969	(625)	(40)	133	17,422	253

Totals	$ 94,021	$ 3,955	$ (3,292)	$ (38)	$ 1,667	$ 96,313	$ 538

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 63.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,552,592	$ 17,513
SEI Institutional International Trust International Equity Fund, Cl Y	4,931,105	52,516
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,716,231	19,994
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,758,431	52,581
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,172,885	15,036

Total Equity Funds (Cost $139,439) ($ Thousands)		157,640

Multi-Asset Fund — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,101,441	49,586

Total Multi-Asset Fund (Cost $51,716) ($ Thousands)		49,586

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,460,233	15,011
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,059,649	14,974
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,227,613	12,485

Total Fixed Income Funds (Cost $42,755) ($ Thousands)		42,470

Total Investments — 100.0% (Cost $233,910) ($ Thousands) @		$ 249,696

Percentages are based on Net Assets of $249,687 ($ Thousands).

Cl — Class

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $233,910 ($ Thousands), and the unrealized appreciation and depreciation were $18,851 ($ Thousands) and $(3,065) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 6/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 17,589	$ 68	$ (1,092)	$ 135	$ 813	$ 17,513	$ —
SEI Institutional International Trust International Equity Fund, Class Y	52,835	244	(3,809)	926	2,320	52,516	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	20,104	74	(773)	110	479	19,994	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	52,610	620	(2,253)	663	941	52,581	166
SEI Institutional Managed Trust Small Cap Fund, Class Y	15,165	374	(716)	180	33	15,036	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	50,445	192	(1,543)	83	409	49,586	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	15,071	29	(573)	39	445	15,011	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	15,200	222	(533)	51	34	14,974	225
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	12,650	160	(439)	5	109	12,485	72

Totals	$ 251,669	$ 1,983	$ (11,731)	$ 2,192	$ 5,583	$ 249,696	$ 463

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	119,783	$ 1,351
SEI Institutional International Trust International Equity Fund, Cl Y	1,012,358	10,782
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,635,655	37,865
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	449,580	9,486

Total Equity Funds (Cost $35,765) ($ Thousands)		59,484

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	262,604	2,699
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	740,932	5,387

Total Fixed Income Funds (Cost $8,128) ($ Thousands)		8,086

Total Investments — 100.0% (Cost $43,893) ($ Thousands) @		$ 67,570

Percentages are based on Net Assets of $67,573 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $43,893 ($ Thousands), and the unrealized appreciation and depreciation were $23,828 ($ Thousands) and $(151) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Apreciation	Value 6/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 1,297	$ 9	$ (25)	$ 6	$ 64	$ 1,351	$ —
SEI Institutional International Trust International Equity Fund, Class Y	10,387	92	(340)	134	509	10,782	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	36,206	763	(156)	100	952	37,865	103
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	9,123	225	(42)	28	152	9,486	11
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,591	46	(21)	1	82	2,699	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	5,216	172	(30)	1	28	5,387	77

Totals	$ 64,820	$ 1,307	$ (614)	$ 270	$ 1,787	$ 67,570	$ 191

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	515,448	$ 5,299
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	729,354	5,302
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,605,156	26,495

Total Fixed Income Funds (Cost $36,839) ($ Thousands)		37,096

Multi-Asset Funds — 32.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,168,180	21,075
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	489,182	5,288
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,005,812	8,519

Total Multi-Asset Funds (Cost $36,342) ($ Thousands)		34,882

Equity Funds — 32.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	282,546	3,187
SEI Institutional International Trust International Equity Fund, Cl Y	995,672	10,604

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	455,320	$5,305
SEI Institutional Managed Trust Large Cap Fund, Cl Y	836,249	11,699
SEI Institutional Managed Trust Small Cap Fund, Cl Y	248,546	3,186

Total Equity Funds (Cost $28,878) ($ Thousands)		33,981

Total Investments — 100.0% (Cost $102,059) ($ Thousands) @		$105,959

Percentages are based on Net Assets of $105,925 ($ Thousands).

Cl — Class

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $102,059 ($ Thousands), and the unrealized appreciation and depreciation were $5,610 ($ Thousands) and $(1,710) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$ 5,332	$ 38	$ (242)	$ (5)	$ 176	$ 5,299	$ —
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	5,345	115	(188)	1	29	5,302	79
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	26,658	372	(775)	(24)	264	26,495	152
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	21,385	60	(575)	(30)	235	21,075	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	5,319	97	(167)	1	38	5,288	43
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	8,484	335	(170)	(31)	(99)	8,519	—
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	3,204	21	(210)	17	155	3,187	—
SEI Institutional International Trust International Equity Fund, Class Y	10,679	50	(780)	73	582	10,604	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	5,301	57	(209)	19	137	5,305	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	11,623	230	(509)	(13)	368	11,699	37
SEI Institutional Managed Trust Small Cap Fund, Class Y	3,201	76	(135)	(1)	45	3,186	—

Totals	$ 106,531	$ 1,451	$ (3,960)	$ 7	$ 1,930	$ 105,959	$ 311

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	48,227	$ 544
SEI Institutional International Trust International Equity Fund, Cl Y	408,512	4,350
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	660,690	15,295
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	181,561	3,831

Total Equity Funds (Cost $16,057) ($ Thousands)		24,020

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	105,903	1,089
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	300,159	2,182

Total Fixed Income Funds (Cost $3,288) ($ Thousands)		3,271

Total Investments — 100.0% (Cost $19,345) ($ Thousands) @		$ 27,291

Percentages are based on Net Assets of $27,293 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $19,345 ($ Thousands), and the unrealized appreciation and depreciation were $8,003 ($ Thousands) and $(57) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 6/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 536	$ 21	$ (42)	$ —	$ 29	$ 544	$ —
SEI Institutional International Trust International Equity Fund, Class Y	4,297	97	(308)	5	259	4,350	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	15,117	361	(615)	5	427	15,295	43
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,798	109	(151)	1	74	3,831	5
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,069	35	(50)	(2)	37	1,089	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,170	113	(113)	(10)	22	2,182	32

Totals	$ 26,987	$ 736	$ (1,279)	$ (1)	$ 848	$ 27,291	$ 80

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 44.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,071,020	$ 12,081
SEI Institutional International Trust International Equity Fund, Cl Y	4,235,809	45,112
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,550,589	18,064
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,458,104	48,379
SEI Institutional Managed Trust Small Cap Fund, Cl Y	709,060	9,090

Total Equity Funds (Cost $117,444) ($ Thousands)		132,726

Multi-Asset Funds — 31.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	6,146,190	59,741
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,114,313	12,046
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,869,336	24,303

Total Multi-Asset Funds (Cost $102,062) ($ Thousands)		96,090

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,467,316	$ 15,084
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,078,817	15,113
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	4,147,300	42,178

Total Fixed Income Funds (Cost $72,522) ($ Thousands)		72,375

Total Investments — 100.0% (Cost $292,028) ($ Thousands) @		$ 301,191

Percentages are based on Net Assets of $301,276 ($ Thousands).

Cl — Class

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $292,028 ($ Thousands), and the unrealized appreciation and depreciation were $16,324 ($ Thousands) and $(7,161) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 12,050	$ 182	$ (800)	$ 75	$ 574	$ 12,081	$ —
SEI Institutional International Trust International Equity Fund, Class Y	45,272	323	(3,255)	824	1,948	45,112	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	18,099	139	(703)	97	432	18,064	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	48,072	612	(1,768)	515	948	48,379	152
SEI Institutional Managed Trust Small Cap Fund, Class Y	9,055	224	(316)	40	87	9,090	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	60,401	553	(1,788)	84	491	59,741	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	12,069	125	(238)	5	85	12,046	97
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	23,893	916	(140)	—	(366)	24,303	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	15,042	112	(552)	22	460	15,084	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	15,135	283	(388)	9	74	15,113	223
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	42,249	370	(817)	13	363	42,178	240

Totals	$ 301,337	$ 3,839	$ (10,765)	$ 1,684	$ 5,096	$ 301,191	$ 712

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	228,180	$ 2,574
SEI Institutional International Trust International Equity Fund, Cl Y	1,928,182	20,535
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	3,114,970	72,111
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	854,263	18,025

Total Equity Funds (Cost $69,523) ($ Thousands)		113,245

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	498,894	5,129
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,412,507	10,269

Total Fixed Income Funds (Cost $15,573) ($ Thousands)		15,398

Total Investments — 100.0% (Cost $85,096) ($ Thousands) @		$ 128,643

Percentages are based on Net Assets of $128,649 ($ Thousands).

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $85,096 ($ Thousands), and the unrealized appreciation and depreciation were $44,043 ($ Thousands) and $(496) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 2,570	$ 49	$ (182)	$ 34	$ 103	$ 2,574	$ —
SEI Institutional International Trust International Equity Fund, Class Y	20,595	214	(1,524)	551	699	20,535	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	71,729	910	(2,574)	1,636	410	72,111	203
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	18,068	445	(839)	554	(203)	18,025	22
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,140	132	(308)	22	143	5,129	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,347	355	(489)	8	48	10,269	152

Totals	$ 128,449	$ 2,105	$ (5,916)	$ 2,805	$ 1,200	$ 128,643	$ 377

SEI Asset Allocation Trust / Quarterly Report / June 30, 2017	1

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 29, 2017

By:	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: August 29, 2017